Note 26 - Retained earnings, revaluation reserves and other reserves. (Tables)	6 Months Ended
Jun. 30, 2019
Retained earnings, revaluation reserves and other reserves.
Retained Earnings Revaluation Reserves And Other Reserves
Retained earnings, revaluation reserves and other reserves (Millions of Euros)
	June 2019	December 2018
Retained earnings	26.428	23.018
Revaluation reserves	1	3
Other reserves	(94)	(58)
Total	26.336	22.963